JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.8%
Australia - 2.9%
BHP Group plc	267	7,324
Rio Tinto plc	101	7,672

		14,996

Austria - 1.8%
Erste Group Bank AG	185	5,645
Wienerberger AG	116	3,936

		9,581

Belgium - 0.3%
bpost SA*	135	1,598

Denmark - 3.6%
AP Moller - Maersk A/S, Class B	2	4,375
Orsted A/S(a)	34	6,378
Pandora A/S	24	2,273
Royal Unibrew A/S	19	1,898
Vestas Wind Systems A/S	17	3,726

		18,650

Finland - 2.0%
Cargotec OYJ, Class B	82	3,563
Neste OYJ	101	7,095

		10,658

France - 14.1%
Airbus SE*	49	4,959
AXA SA	136	3,019
BNP Paribas SA*	166	7,973
Capgemini SE	35	5,096
Cie Plastic Omnium SA	81	3,189
Credit Agricole SA*	363	4,110
Eiffage SA*	37	3,393
La Francaise des Jeux SAEM(a)	113	4,850
LVMH Moet Hennessy Louis Vuitton SE	19	11,545
Publicis Groupe SA	53	2,762
Safran SA*	54	6,741
Sanofi	81	7,620
Schneider Electric SE	56	8,214

		73,471

Germany - 15.8%
Allianz SE (Registered)	29	6,485
Daimler AG (Registered)	91	6,416
Delivery Hero SE*(a)	42	6,370
Deutsche Post AG (Registered)	161	7,947
Deutsche Telekom AG (Registered)	593	10,554
DWS Group GmbH & Co. KGaA(a)	114	4,454
Infineon Technologies AG	158	6,321
Jungheinrich AG (Preference)	63	2,874
Schaeffler AG (Preference)(b)	444	3,508
Siemens AG (Registered)	64	9,845
Softwareone Holding AG*	100	3,133
VERBIO Vereinigte BioEnergie AG	53	2,700
Volkswagen AG (Preference)	32	6,013
Zalando SE*(a)	53	6,023

		82,643

Ireland - 3.1%
AIB Group plc*	2,020	3,586
Bank of Ireland Group plc*	1,260	4,703
Ryanair Holdings plc, ADR*	41	3,935
Smurfit Kappa Group plc	86	4,152

		16,376

Italy - 3.4%
Enel SpA	848	8,413
Falck Renewables SpA	310	2,387
Intesa Sanpaolo SpA*	3,141	6,847

		17,647

Jordan - 0.8%
Hikma Pharmaceuticals plc	121	3,969

Luxembourg - 0.6%
ArcelorMittal SA*	138	3,018

Netherlands - 8.1%
ASM International NV	30	7,690
ASML Holding NV	22	11,592
ASR Nederland NV	132	5,128
BE Semiconductor Industries NV	59	4,044
Euronext NV(a)	16	1,680
Koninklijke Ahold Delhaize NV	220	6,302
Shop Apotheke Europe NV*(a)(b)	8	1,916
Signify NV*(a)	81	3,878

		42,230

Norway - 0.5%
Scatec ASA(a)	65	2,451

Spain - 0.5%
Laboratorios Farmaceuticos Rovi SA	53	2,615

Sweden - 5.1%
Evolution Gaming Group AB(a)	58	5,605
Sinch AB*(a)	28	4,079
SKF AB, Class B	214	5,857
Swedish Match AB	61	4,726
Volvo AB, Class B*	258	6,352

		26,619

Switzerland - 15.4%
ALSO Holding AG (Registered)*	10	2,764
Credit Suisse Group AG (Registered)	291	3,814
Interroll Holding AG (Registered)	–(c)	873
LafargeHolcim Ltd. (Registered)*	116	6,278
Logitech International SA (Registered)	48	4,957
Nestle SA (Registered)	157	17,613
Novartis AG (Registered)	137	12,425
Roche Holding AG	33	11,467
Schindler Holding AG	13	3,497
Sonova Holding AG (Registered)*	17	3,989
Swissquote Group Holding SA (Registered)	38	4,180
Zur Rose Group AG*	6	2,863
Zurich Insurance Group AG	15	6,030

		80,750

United Kingdom - 16.8%
3i Group plc	284	4,301

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Ashtead Group plc	80	4,029
boohoo Group plc*	746	3,447
BP plc	1,914	7,111
Centrica plc*	3,910	2,763
Computacenter plc	92	2,947
Dialog Semiconductor plc*	88	5,531
Dr. Martens plc*	277	1,710
Dunelm Group plc*	132	2,078
Games Workshop Group plc	27	3,860
Informa plc*	401	2,725
Intermediate Capital Group plc	232	5,390
Linde plc	28	6,853
National Express Group plc*	1,594	5,448
Next plc*	71	7,462
Persimmon plc	131	4,544
Prudential plc	218	3,492
Segro plc, REIT	330	4,297
Spirent Communications plc	774	2,520
Taylor Wimpey plc*	3,748	7,481

		87,989

United States - 2.0%
Ferguson plc	40	4,672
Stellantis NV	382	5,796

		10,468

TOTAL COMMON STOCKS (Cost $413,266)		505,729

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(d)(e)(Cost $10,763)	10,757	10,763

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)(Cost $342) 342		342

TOTAL SHORT-TERM INVESTMENTS (Cost $11,105)		11,105

Total Investments - 98.9% (Cost $424,371)		516,834
Other Assets Less Liabilities - 1.1%		5,879

Net Assets - 100.0%		522,713

Percentages indicated are based on net assets.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	7.4%
Semiconductors & Semiconductor Equipment	6.8
Banks	6.4
Insurance	4.7
Capital Markets	4.6
Machinery	4.4
Automobiles	3.5
Metals & Mining	3.5
Internet & Direct Marketing Retail	3.4
Food Products	3.4
Oil, Gas & Consumable Fuels	3.3
Electrical Equipment	3.1
Textiles, Apparel & Luxury Goods	3.0
Electric Utilities	2.9
Household Durables	2.3
Aerospace & Defense	2.3
Diversified Telecommunication Services	2.0
Hotels, Restaurants & Leisure	2.0
Construction Materials	2.0
Industrial Conglomerates	1.9
Air Freight & Logistics	1.8
Food & Staples Retailing	1.8
Trading Companies & Distributors	1.7
IT Services	1.6
Multiline Retail	1.4
Chemicals	1.3
Auto Components	1.3
Electronic Equipment, Instruments & Components	1.1
Media	1.1
Road & Rail	1.1
Technology Hardware, Storage & Peripherals	1.0
Others (each less than 1.0%)	9.8
Short-Term Investments	2.1

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $314,000.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
EURO STOXX 50 Index	83	03/2021	EUR	3,493	(118)
FTSE 100 Index	14	03/2021	GBP	1,220	(63)

					(181)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$14,996	$–	$14,996
Austria	3,936	5,645	–	9,581
Belgium	–	1,598	–	1,598
Denmark	–	18,650	–	18,650
Finland	–	10,658	–	10,658
France	–	73,471	–	73,471
Germany	7,154	75,489	–	82,643
Ireland	8,087	8,289	–	16,376
Italy	–	17,647	–	17,647
Jordan	–	3,969	–	3,969
Luxembourg	–	3,018	–	3,018
Netherlands	1,916	40,314	–	42,230
Norway	–	2,451	–	2,451
Spain	2,615	–	–	2,615
Sweden	–	26,619	–	26,619
Switzerland	–	80,750	–	80,750
United Kingdom	1,710	86,279	–	87,989
United States	5,796	4,672	–	10,468
Total Common Stocks	31,214	474,515	–	505,729
Short-Term Investments
Investment Companies	10,763	–	–	10,763
Investment of Cash Collateral from Securities Loaned	342	–	–	342
Total Short-Term Investments	11,105	–	–	11,105
Total Investments in Securities	$42,319	$474,515	$–	$516,834

Depreciation in Other Financial Instruments
Futures Contracts	$(181)	$–	$–	$(181)

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$2,182	$55,010	$46,428	$(1)	$–	$10,763	10,757	$1		$–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,662	8,907	11,227	–	–	342	342	–	(c)	–

Total	$4,844	$63,917	$57,655	$(1)	$–	$11,105		$1		$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2021.

(c)	Amount rounds to less than one thousand.